FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2024
FAIR VALUE MEASUREMENTS
17. FAIR VALUE MEASUREMENTS
The following tables present our assets and liabilities carried at fair value that are measured on a recurring basis
:

		Total	Fair Value Measurements at December 31, 2024 Using
	Balance Sheet Location		Level 1	Level 2	Level 3
Assets:
Certificates of deposit	Short-term cash investments	$255,669	—	$255,669	—
Derivative financial instruments	Other current assets	$6	—	$6	—
Equity securities	Other assets	$1,078	$1,078	—	—
Private equities	Other assets	$1,500	—	—	$1,500

			Fair Value Measurements at December 31, 2023 Using
	Balance Sheet Location	Total	Level 1	Level 2	Level 3
Assets:
Derivative financial instruments	Other current assets	$5	—	$5	—
Equity securities	Other assets	$1,044	$1,044	—	—
Private equities	Other assets	$1,500	—	—	$1,500
The following is a description of the valuation techniques used for these assets and liabilities, as well as the level of input used to measure fair value:
Short-term cash investments
– these investments consist of certificates of deposit that have varying maturities through March 2025. We classify these investments within Level 2 of the valuation hierarchy because fair value is based on indirectly observable market inputs.
Derivative financial instruments
– these derivatives are foreign currency forward and option contracts. See Note 16. Fair value is based on observable market inputs, such as forward rates in active markets; therefore, we classify these derivatives within Level 2 of the valuation hierarchy.
Equity securities
– these investments are exchange-traded equity securities. Fair values for these investments are based on closing stock prices from active markets and are therefore classified within Level 1 of the fair value hierarchy.
Private equities
– other investments in which fair value inputs are unobservable and are therefore classified within Level 3 of the fair value hierarchy.